UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04997

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds V

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Dividend Income Fund

August 31, 2008

	Number of
	Shares	Value
Common Stock – 50.10%
Consumer Discretionary – 3.71%
*Gap	372,300	$7,241,235
Limited Brands	391,500	8,143,200
Mattel	344,800	6,664,984
*†Time Warner Cable Class A	12	323
		22,049,742
Consumer Staples – 5.00%
Heinz (H.J.)	140,500	7,069,960
Kimberly-Clark	132,900	8,197,272
Kraft Foods Class A	224,900	7,086,599
Safeway	280,600	7,391,004
		29,744,835
Diversified REITs – 1.53%
Ascendas Real Estate Investment Trust	473,900	760,076
*Digital Realty Trust	21,600	990,792
Liberty Property Trust	34,100	1,287,616
Vornado Realty Trust	60,700	6,037,222
		9,075,706
Energy – 3.70%
Chevron	85,000	7,337,200
ConocoPhillips	83,900	6,922,589
†Dynegy	25,550	152,278
Marathon Oil	168,900	7,612,323
		22,024,390
Financials – 6.56%
Allstate	158,800	7,166,644
Discover Financial Services	478,250	7,867,213
Hartford Financial Services Group	113,200	7,140,656
KKR Financial Holdings	92,300	865,774
*Lehman Brothers Holdings	198,400	3,192,256
Morgan Stanley	203,400	8,304,821
*Wachovia	281,500	4,473,035
		39,010,399
Health Care – 7.27%
Bristol-Myers Squibb	345,500	7,372,969
Johnson & Johnson	102,300	7,204,989
Merck	205,700	7,337,319
Pfizer	367,000	7,013,370
Quest Diagnostics	132,300	7,150,815
Wyeth	165,900	7,180,152
		43,259,614
Health Care REITs – 0.89%
HCP	40,200	1,456,044
*Health Care REIT	37,100	1,924,377
Ventas	41,900	1,903,098
		5,283,519
Hotel REITs – 0.72%
Hersha Hospitality Trust	233,700	1,691,988
*Host Hotels & Resorts	180,000	2,574,000
		4,265,988
Industrial REITs – 0.77%
AMB Property	35,800	1,624,962
*ProLogis	68,100	2,932,386
		4,557,348

Industrials – 2.65%
†BWAY Holding	14,550	184,785
Donnelley (R.R.) & Sons	272,000	7,583,360
Grupo Aeroportuario del Centro Norte ADR	25,142	379,393
P@=†Port Townsend	1,110	11
Waste Management	215,900	7,595,362
		15,742,911
Information Technology – 4.86%
Intel	320,000	7,318,400
International Business Machines	55,800	6,792,534
Motorola	728,000	6,857,760
Xerox	570,600	7,948,458
		28,917,152
Mall REITs – 1.74%
*General Growth Properties	109,300	2,834,149
*Simon Property Group	79,400	7,533,472
		10,367,621
Manufactured Housing REITs – 0.35%
*Equity Lifestyle Properties	28,800	1,430,784
*Sun Communities	34,000	656,540
		2,087,324
Materials – 1.36%
duPont (E.I.) deNemours	181,400	8,061,416
		8,061,416
Multifamily REITs – 1.50%
*American Campus Communities	59,200	1,794,944
*Apartment Investment & Management	38,520	1,365,149
*AvalonBay Communities	8,400	840,000
*Camden Property Trust	33,900	1,654,659
Equity Residential	77,300	3,262,060
		8,916,812
Office REITs – 1.60%
*Alexandria Real Estate Equities	17,400	1,874,154
*Highwoods Properties	63,000	2,285,010
Mack-Cali Realty	45,500	1,839,110
PS Business Parks	23,800	1,281,154
*SL Green Realty	25,900	2,227,400
		9,506,828
Real Estate Operating Companies – 0.07%
*Macquarie Infrastructure	19,800	410,850
		410,850
Self-Storage REITs – 0.40%
Public Storage	26,600	2,349,312
		2,349,312
Shopping Center REITs – 1.11%
*Developers Diversified Realty	20,000	670,200
*Federal Realty Investment Trust	34,100	2,587,508
Kimco Realty	64,000	2,376,960
*Ramco-Gershenson Properties Trust	41,700	964,104
		6,598,772
Specialty REITs – 0.34%
*Entertainment Properties Trust	37,400	2,029,698
		2,029,698
Telecommunications – 2.56%
AT&T	222,300	7,111,377
†Century Communications	1,625,000	0
*Verizon Communications	231,000	8,112,720
		15,224,097
Transportation – 0.00%
†Northwest Airlines	192	1,878
		1,878
Utilities – 1.41%
*†Mirant	448	13,252
Progress Energy	192,300	8,399,664
		8,412,916
Total Common Stock (cost $344,728,000)		297,899,128

Convertible Preferred Stock – 4.32%
Automobiles & Automotive Parts – 0.25%
*General Motors 5.25% exercise price $64.90, expiration date 3/6/32	128,500	1,488,030
		1,488,030

Banking, Finance & Insurance – 1.38%
Aspen Insurance 5.625% exercise price $29.28, expiration date 12/31/49	37,800	1,937,250
*E Trade Group 6.125% exercise price $21.82, expiration date 11/18/08	75,500	363,155
Fannie Mae 8.75% exercise price $32.45, expiration date 5/13/11	25,000	428,750
#Morgan Stanley 144A
11.00% exercise price $94.64, expiration date 1/7/09	35,432	3,234,764
35.50% exercise price $100.00, expiration date 10/28/08	1,000	644,735
Sovereign Capital Trust IV 4.375% exercise price $ 29.16, expiration date 3/1/34	35,700	1,059,844
XL Capital 7.00% exercise price $80.59, expiration date 2/15/09	64,400	541,604
		8,210,102
Cable, Media & Publishing – 0.22%
#Interpublic Group 144A 5.25% exercise price $13.66, expiration date 12/31/49	1,500	1,271,625
		1,271,625
Energy – 0.61%
Chesapeake Energy 4.50% exercise price $44.17, expiration date 12/31/49	17,075	2,140,778
El Paso Energy Capital Trust I 4.75% exercise price $41.59, expiration date 3/31/28	39,900	1,499,841
		3,640,619
Health Care & Pharmaceuticals – 0.63%
Mylan 6.50% exercise price $17.08, expiration date 11/15/10	1,700	1,531,904
Schering-Plough 6.00% exercise price $33.69, expiration date 8/13/10	12,000	2,223,000
		3,754,904
Telecommunications – 0.37%
Lucent Technologies Capital Trust I 7.75% exercise price $24.80, expiration date 3/15/17	3,000	2,205,750
		2,205,750
Utilities – 0.86%
•CenterPoint Energy 2.00% exercise price $40.88, expiration date 9/15/29	26,000	891,540
Entergy 7.625% exercise price $87.46, expiration date 2/17/09	40,750	2,506,125
NRG Energy 5.75% exercise price $30.23, expiration date 3/16/09	5,335	1,690,195
		5,087,860
Total Convertible Preferred Stock (cost $34,026,159)		25,658,890
	Principal
	Amount
Convertible Bonds – 13.39%
Aerospace & Defense – 0.46%
#AAR 144A 1.75% 2/1/26 exercise price $29.43, expiration date 2/1/26	$1,150,000	960,250
#L-3 Communications 144A 3.00% 8/1/35 exercise price $101.70, expiration date 8/1/35	1,500,000	1,775,625
		2,735,875
Basic Industries – 0.76%
#Apex Silver Mines 144A 2.875% 3/15/24 exercise price $28.62, expiration date 3/15/24	1,000,000	316,250
Rayonier TRS Holdings 3.75% 10/15/12 exercise price $54.82 expiration date 10/15/12	2,770,000	2,783,850
#Sino-Forest 144A 5.00% 8/1/13 exercise price $20.29, expiration date 8/1/13	1,275,000	1,447,125
		4,547,225
Cable, Media & Publishing – 0.76%
Liberty Media 3.25% 3/15/31 exercise price $53.86, expiration date 3/8/31	3,000,000	1,912,500
#Playboy Enterprises 144A 3.00% 3/15/25 exercise price $17.02, expiration date 3/15/25	3,240,000	2,575,800
		4,488,300
Computers & Technology – 2.74%
Advanced Micro Devices
6.00% 5/1/15 exercise price $28.08, expiration date 5/1/15	2,430,000	1,394,213
#144A 6.00% 5/1/15 exercise price $28.08, expiration date 5/1/15	3,385,000	1,942,144
Electronic Data Systems 3.875% 7/15/23 exercise price $34.14, expiration date 7/15/23	3,200,000	3,219,999
Euronet Worldwide 3.50% 10/15/25 exercise price $40.48, expiration date 10/15/25	3,500,000	2,878,750
Hutchinson Technology 3.25% 1/15/26 exercise price $36.43, expiration date 1/15/26	1,540,000	1,151,150
Intel
2.95% 12/15/35 exercise price $31.53, expiration date 12/15/35	500,000	493,750
#144A 2.95% 12/15/35 exercise price $31.53, expiration date 12/15/35	1,140,000	1,125,750
Linear Technology 3.125% 5/1/27 exercise price $49.03, expiration date 5/1/27	1,500,000	1,473,750
SanDisk 1.00% 5/15/13 exercise price $82.36, expiration date 5/15/13	3,870,000	2,626,763
		16,306,269
Electronics & Electrical Equipment – 0.95%
*Fisher Scientific 3.25% 3/1/24 exercise price $40.20, expiration date 3/1/24	1,500,000	2,420,625
*Flextronics International 1.00% 8/1/10 exercise price $15.53, expiration date 8/1/10	3,450,000	3,225,750
		5,646,375
Energy – 0.49%
Peabody Energy 4.75% 12/15/41 exercise price $58.45, expiration date 12/15/41	865,000	1,109,363
Transocean
1.50% 12/15/37 exercise price $168.61, expiration date 12/15/37	865,000	894,194
1.625% 12/15/37 exercise price $168.61, expiration date 12/15/37	865,000	900,681
		2,904,238

Environmental Services – 0.11%
Allied Waste 4.25% 4/15/34 exercise price $20.43, expiration date 4/15/34	660,000	637,725
		637,725
Health Care & Pharmaceuticals – 3.39%
Advanced Medical Optics 3.25% 8/1/26 exercise price $59.61, expiration date 8/1/26	4,075,000	2,842,312
Allergan
1.50% 4/1/26 exercise price $63.33, expiration date 4/1/26	600,000	652,500
#144A 1.50% 4/1/26 exercise price $63.33, expiration date 4/1/26	1,935,000	2,104,313
Amgen
0.375% 2/1/13 exercise price $79.48, expiration date 2/1/13	1,680,000	1,642,200
#144A 0.375% 2/1/13 exercise price $79.48, expiration date 2/1/13	775,000	757,563
•Bristol-Myers Squibb 2.276% 9/15/23 exercise price $41.28, expiration date 9/15/23	1,600,000	1,606,400
CV Therapeutics 3.25% 8/16/13 exercise price $27.00, expiration date 8/16/13	530,000	413,400
fHologic 2.00% 12/15/37 exercise price $38.59, expiration date 12/15/37	1,715,000	1,408,444
LifePoint Hospitals 3.50% 5/15/14 exercise price $51.79, expiration date 5/14/14	850,000	769,250
Medtronic
1.50% 4/15/11 exercise price $55.96, expiration date 4/15/11	1,000,000	1,088,750
*1.625% 4/15/13 exercise price $55.96, expiration date 4/15/13	2,000,000	2,200,000
Teva Pharmaceutical Finance 0.25% 2/1/26 exercise price $47.06, expiration date 2/1/26	1,535,000	1,640,531
•Wyeth 2.621% 1/15/24 exercise price $60.09, expiration date 1/15/24	3,000,000	3,023,999
		20,149,662
Real Estate – 0.76%
MeriStar Hospitality 9.50% 4/1/10 exercise price $10.18, expiration date 4/1/10	1,685,000	1,729,653
#Weingarten Realty Investors 144A 3.95% 8/1/26 exercise price $49.08, expiration date 8/1/26	3,000,000	2,786,250
		4,515,903
Retail – 0.60%
Pantry 3.00% 11/15/12 exercise price $50.10, expiration date 11/15/12	1,755,000	1,379,868
#Saks 144A 2.00% 3/15/24 exercise price $11.97, expiration date 3/15/24	1,135,000	1,228,638
Sonic Automotive 5.25% 5/7/09 exercise price $46.87, expiration date 5/7/09	1,000,000	975,000
		3,583,506
Telecommunications – 1.93%
Amdocs 0.50% 3/15/24 exercise price $43.12, expiration date 3/15/24	2,000,000	1,980,000
Level 3 Communications 3.50% 6/15/12 exercise price $5.46, expiration date 6/15/12	2,425,000	2,079,438
NII Holdings 3.125% 6/15/12 exercise price $118.32, expiration date 6/15/12	3,435,000	2,966,980
#Nortel Networks 144A
1.75% 4/15/12 exercise price $32.00, expiration date 4/15/12	845,000	605,231
2.125% 4/15/14 exercise price $32.00, expiration date 4/15/14	845,000	523,900
Qwest Communications International 3.50% 11/15/25 exercise price $5.61, expiration date 11/15/25	750,000	720,938
#Virgin Media 144A 6.50% 11/15/16 exercise price $19.22, expiration date 11/15/16	2,825,000	2,606,063
		11,482,550
Transportation – 0.24%
Bristow Group 3.00% 6/15/38 exercise price $77.34, expiration date 6/15/38	1,500,000	1,432,500
		1,432,500
Utilities – 0.20%
Dominion Resources 2.125% 12/15/23 exercise price $36.33, expiration date 12/15/23	1,000,000	1,203,750
		1,203,750
Total Convertible Bonds (cost $88,336,292)		79,633,878

Corporate Bonds – 24.87%
Basic Industry – 3.19%
California Steel Industries 6.125% 3/15/14	495,000	434,363
Domtar 7.125% 8/15/15	495,000	480,150
#Evraz Group 144A 9.50% 4/24/18	1,775,000	1,708,437
Freeport McMoRan Copper & Gold 8.25% 4/1/15	1,335,000	1,403,525
Georgia-Pacific
7.70% 6/15/15	315,000	295,313
8.875% 5/15/31	865,000	823,913
Innophos 8.875% 8/15/14	745,000	767,350
#Innophos Holding 144A 9.50% 4/15/12	510,000	512,550
International Coal Group 10.25% 7/15/14	870,000	887,400
#MacDermid 144A 9.50% 4/15/17	1,000,000	920,000
Momentive Performance Materials 9.75% 12/1/14	1,415,000	1,284,112
NewPage
10.00% 5/1/12	315,000	307,125
#144A 10.00% 5/1/12	830,000	809,250
•Noranda Aluminium Acquisition 6.828% 5/15/15	615,000	528,900
Norske Skog Canada 8.625% 6/15/11	530,000	436,588
#Norske Skogindustrier 144A 7.125% 10/15/33	175,000	104,125

P@=Port Townsend Private Note12.431% 8/27/12	310,800	307,692
Potlatch 13.00% 12/1/09	1,075,000	1,171,822
#Rock-Tenn 144A 9.25% 3/15/16	490,000	504,700
Rockwood Specialties Group 7.50% 11/15/14	690,000	681,375
#Ryerson 144A
•10.176% 11/1/14	940,000	902,400
12.00% 11/1/15	280,000	275,800
#Sappi Papier Holding 144A 6.75% 6/15/12	1,230,000	1,033,451
#Severstal 144A 9.75% 7/29/13	350,000	350,263
#Steel Dynamics 144A 7.75% 4/15/16	1,220,000	1,197,124
#Vedanta Resources 144A 9.50% 7/18/18	595,000	586,075
•Verso Paper Holdings 6.551% 8/1/14	295,000	264,025
		18,977,828
Brokerage – 0.08%
LaBranche 11.00% 5/15/12	440,000	455,400
		455,400
Capital Goods – 2.73%
Associated Materials 9.75% 4/15/12	790,000	791,975
BWAY 10.00% 10/15/10	1,120,000	1,120,000
Centex 4.55% 11/1/10	460,000	411,700
CPG International I 10.50% 7/1/13	595,000	461,125
DR Horton
6.00% 4/15/11	85,000	76,925
7.875% 8/15/11	780,000	744,900
DRS Technologies 7.625% 2/1/18	970,000	1,025,775
Graham Packaging
8.50% 10/15/12	475,000	450,063
*9.875% 10/15/14	735,000	648,638
Graphic Packaging International 9.50% 8/15/13	1,260,000	1,190,700
Greenbrier 8.375% 5/15/15	1,005,000	929,625
Intertape Polymer 8.50% 8/1/14	400,000	344,500
#Moog 144A 7.25% 6/15/18	465,000	458,025
*NXP BV Funding 9.50% 10/15/15	1,915,000	1,302,199
Owens Brockway Glass Container 6.75% 12/1/14	670,000	668,325
Ryland Group 6.875% 6/15/13	905,000	796,400
*Sally Holdings 10.50% 11/15/16	815,000	823,150
fThermadyne Holdings 10.00% 2/1/14	910,000	871,325
Toll
8.25% 2/1/11	1,060,000	1,022,900
8.25% 12/1/11	295,000	284,675
Vitro 11.75% 11/1/13	900,000	843,750
Vought Aircraft Industries 8.00% 7/15/11	1,055,000	978,513
		16,245,188
Consumer Cyclical – 2.27%
*Denny's Holdings 10.00% 10/1/12	235,000	226,775
*Dollar General 10.625% 7/15/15	1,390,000	1,400,425
Ford Motor 7.45% 7/16/31	1,640,000	852,800
Ford Motor Credit 7.80% 6/1/12	3,140,000	2,333,707
*General Motors
7.20% 1/15/11	935,000	603,075
8.375% 7/15/33	1,605,000	802,500
Global Cash Access 8.75% 3/15/12	860,000	825,600
GMAC 6.875% 8/28/12	2,745,000	1,611,565
Goodyear Tire & Rubber 9.00% 7/1/15	420,000	433,650
Lear 8.75% 12/1/16	1,550,000	1,174,125
Levi Strauss 9.75% 1/15/15	335,000	303,594
*Neiman Marcus Group 10.375% 10/15/15	1,265,000	1,239,700
Sonic Automotive 8.625% 8/15/13	470,000	364,250
*Tenneco 8.625% 11/15/14	1,038,000	887,490
*#TRW Automotive 144A 7.00% 3/15/14	475,000	420,375
		13,479,631
Consumer Non-Cyclical – 1.44%
ACCO Brands 7.625% 8/15/15	515,000	435,175
Advanced Medical Optics 7.50% 5/1/17	950,000	855,000
*#Bausch & Lomb 144A 9.875% 11/1/15	1,300,000	1,339,000
*Biomet 10.00% 10/15/17	565,000	613,025
Cardtronics 9.25% 8/15/13	1,020,000	974,100
*Chiquita Brands 8.875% 12/1/15	930,000	797,475
*Constellation Brands 8.125% 1/15/12	665,000	668,325

Del Monte
6.75% 2/15/15	175,000	165,375
8.625% 12/15/12	245,000	248,675
*Jarden 7.50% 5/1/17	991,000	886,945
National Beef Packing 10.50% 8/1/11	545,000	547,725
Tysons Food 7.35% 4/1/16	410,000	388,622
Universal Hospital Services PIK 8.50% 6/1/15	160,000	160,000
Visant Holding 8.75% 12/1/13	520,000	497,900
		8,577,342
Energy – 3.74%
AmeriGas Partners 7.125% 5/20/16	920,000	860,200
Chesapeake Energy 6.375% 6/15/15	100,000	93,500
Complete Production Service 8.00% 12/15/16	475,000	469,063
Compton Petroleum Finance 7.625% 12/1/13	1,385,000	1,307,093
#Connacher Oil & Gas 144A 10.25% 12/15/15	1,125,000	1,167,187
#Copano Energy 144A 7.75% 6/1/18	440,000	411,400
Dynergy Holdings 7.75% 6/1/19	2,180,000	2,021,949
*El Paso 6.875% 6/15/14	605,000	602,360
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11	525,000	533,399
Energy Partners 9.75% 4/15/14	355,000	316,838
Ferrellgas Escrow 6.75% 5/1/14	745,000	651,875
Geophysique-Veritas
7.50% 5/15/15	95,000	95,000
7.75% 5/15/17	670,000	670,000
#Helix Energy Solutions 144A 9.50% 1/15/16	1,155,000	1,155,000
#Hilcorp Energy I 144A
7.75% 11/1/15	1,100,000	1,001,000
9.00% 6/1/16	220,000	215,600
Inergy Finance
6.875% 12/15/14	350,000	316,750
8.25% 3/1/16	200,000	189,000
*#144A 8.25% 3/1/16	335,000	316,575
KCS Energy 7.125% 4/1/12	465,000	441,750
#Key Energy Services 144A 8.375% 12/1/14	905,000	916,313
Mariner Energy 8.00% 5/15/17	1,075,000	989,000
#MarkWest Energy 144A 8.75% 4/15/18	465,000	465,000
Massey Energy 6.875% 12/15/13	965,000	948,113
OPTI Canada
7.875% 12/15/14	485,000	481,969
8.25% 12/15/14	310,000	311,163
PetroHawk Energy 9.125% 7/15/13	775,000	775,000
Petroleum Development 12.00% 2/15/18	525,000	551,250
Plains Exploration & Production
7.00% 3/15/17	935,000	846,175
7.625% 6/1/18	145,000	137,388
Range Resources 7.25% 5/1/18	415,000	404,625
Regency Energy Partners 8.375% 12/15/13	909,000	931,725
Whiting Petroleum 7.25% 5/1/13	1,205,000	1,162,824
Williams 7.50% 1/15/31	470,000	475,988
		22,232,072
Finance & Investments – 0.48%
•Hartford Financial Services Group 8.125% 6/15/38	465,000	437,682
Hexion US Finance 9.75% 11/15/14	560,000	469,000
Leucadia National 8.125% 9/15/15	490,000	495,513
#Nuveen Investments 144A 10.50% 11/15/15	945,000	824,512
Silicon Valley Bank 6.05% 6/1/17	310,000	268,149
Washington Mutual Bank 5.65% 8/15/14	605,000	363,407
		2,858,263
Media – 1.84%
CCO Holdings 8.75% 11/15/13	790,000	748,525
#Charter Communications Operating 144A 10.875% 9/15/14	2,230,000	2,352,649
Clear Channel Communications 5.50% 9/15/14	720,000	354,600
#CSC Holdings 144A 8.50% 6/15/15	725,000	732,250
Dex Media West 9.875% 8/15/13	1,340,000	1,035,150
#DirecTV Holdings 144A 7.625% 5/15/16	910,000	912,275
#Expedia 144A 8.50% 7/1/16	385,000	376,338
Lamar Media
6.625% 8/15/15	455,000	405,519
*6.625% 8/15/15	615,000	548,888
#LBI Media 144A 8.50% 8/1/17	465,000	340,031
Quebecor Media 7.75% 3/15/16	1,220,000	1,152,900

Time Warner Telecom Holdings 9.25% 2/15/14	660,000	672,375
Univision Communications 7.85% 7/15/11	465,000	418,500
#Videotron 144A 9.125% 4/15/18	475,000	501,719
#XM Satellite Radio Holdings 144A 13.00% 8/1/13	430,000	380,550
		10,932,269
Real Estate – 0.10%
Host Hotels & Resorts 7.125% 11/1/13	600,000	568,500
		568,500
Services Cyclical – 1.50%
FTI Consulting 7.625% 6/15/13	805,000	839,213
#Galaxy Entertainment Finance 144A 9.875% 12/15/12	1,015,000	959,175
Gaylord Entertainment
6.75% 11/15/14	45,000	39,488
8.00% 11/15/13	850,000	784,125
Harrah's Operating
5.50% 7/1/10	995,000	840,775
#144A 10.75% 2/1/16	555,000	376,013
Hertz 8.875% 1/1/14	425,000	400,031
Kansas City Southern de Mexico 9.375% 5/1/12	855,000	897,750
MGM MIRAGE 7.50% 6/1/16	935,000	766,700
‡Northwest Airlines 10.00% 2/1/09	265,000	2,650
Pinnacle Entertainment 8.75% 10/1/13	550,000	545,875
#Pokagon Gaming Authority 144A 10.375% 6/15/14	1,178,000	1,233,954
Seabulk International 9.50% 8/15/13	424,000	445,730
Travelport 9.875% 9/1/14	970,000	797,825
		8,929,304
Services Non-cyclical – 1.81%
*ARAMARK 8.50% 2/1/15	1,230,000	1,245,375
Casella Waste Systems 9.75% 2/1/13	1,083,000	1,077,585
Community Health Systems 8.875% 7/15/15	1,225,000	1,243,375
CRC Health 10.75% 2/1/16	545,000	422,375
HCA
9.25% 11/15/16	1,555,000	1,603,593
PIK 9.625% 11/15/16	1,105,000	1,117,431
•HealthSouth 9.133% 6/15/14	925,000	949,281
Iron Mountain
6.625% 1/1/16	505,000	478,488
8.00% 6/15/20	305,000	298,138
#Lender Process Services 144A 8.125% 7/1/16	380,000	388,075
Select Medical 7.625% 2/1/15	1,075,000	929,875
#Seminole Indian Tribe of Florida 144A
7.804% 10/1/20	705,000	682,031
8.03% 10/1/20	350,000	342,902
		10,778,524
Technology & Electronics – 0.49%
•Freescale Semiconductor 6.651% 12/15/14	745,000	553,163
Sungard Data Systems
9.125% 8/15/13	1,049,000	1,069,980
10.25% 8/15/15	1,294,000	1,310,175
		2,933,318
Telecommunications – 3.55%
P@=‡Allegiance Telecom 11.75% 2/15/08	10,000	0
•Centennial Communications 8.541% 1/1/13	610,000	610,000
Cincinnati Bell 7.00% 2/15/15	450,000	416,250
Citizens Communications 7.125% 3/15/19	970,000	843,900
Cricket Communications 9.375% 11/1/14	1,570,000	1,564,113
#Digicel 144A 9.25% 9/1/12	1,355,000	1,395,650
Hughes Network Systems/Finance 9.50% 4/15/14	1,045,000	1,058,063
ΩInmarsat Finance 10.375% 11/15/12	1,540,000	1,576,575
Intelsat Bermuda
11.25% 6/15/16	1,660,000	1,749,224
#144A 8.875% 1/15/15	325,000	322,969
Lucent Technologies 6.45% 3/15/29	599,000	419,300
MetroPCS Wireless 9.25% 11/1/14	1,610,000	1,603,963
#Nordic Telephone Company Holdings 144A 8.875% 5/1/16	483,000	467,303
Nortel Networks
•7.041% 7/15/11	1,020,000	951,150
10.75% 7/15/16	655,000	609,150
#144A 10.75% 7/15/16	45,000	41,850
*PAETEC Holding 9.50% 7/15/15	540,000	440,100

Qwest Capital Funding 7.25% 2/15/11	1,255,000	1,212,644
Sprint Capital 8.375% 3/15/12	2,220,000	2,238,332
Sprint Nextel 6.00% 12/1/16	895,000	817,975
*#Vimpelcom 144A 9.125% 4/30/18	870,000	823,901
Virgin Media Finance 8.75% 4/15/14	1,035,000	993,600
Windstream 8.125% 8/1/13	960,000	955,200
		21,111,212
Utilities – 1.65%
AES
7.75% 3/1/14	665,000	665,000
8.00% 10/15/17	690,000	683,100
Edison Mission Energy 7.625% 5/15/27	725,000	657,938
Elwood Energy 8.159% 7/5/26	938,629	890,114
Midwest Generation 8.30% 7/2/09	427,584	432,929
Mirant North America 7.375% 12/31/13	890,000	887,775
*NRG Energy 7.375% 2/1/16	885,000	876,150
Orion Power Holdings 12.00% 5/1/10	736,000	798,560
#Texas Competitive Electric Holdings 144A 10.25% 11/1/15	3,925,000	3,934,812
		9,826,378
Total Corporate Bonds (cost $155,225,030)		147,905,229

«Senior Secured Loans – 0.50%
Ford Motor Term Tranche Loan B 5.814% 11/29/13	1,813,568	1,413,577
General Motors Term Tranche Loan B 5.163% 11/17/13	875,000	655,401
Talecris Biotherapeutics 2nd Lien 9.178% 12/6/14	925,000	909,969
Total Senior Secured Loans (cost $3,316,852)		2,978,947

Sovereign Debt – 0.06%
Argentina – 0.06%
Republic of Argentina 8.28% 12/31/33	506,421	378,043
Total Sovereign Debt (cost $406,372)		378,043

Leveraged Non-Recourse Security – 0.00%
•@w#JP Morgan Fixed Income Pass Through Trust 2007 144A 0.01% 1/15/87	1,300,000	0
Total Leveraged Non-Recourse Security (cost $1,105,000)		0
	Number of
	Shares
Exchange Traded Fund – 0.11%
UltraShort Real Estate ProShares	7,252	621,279
Total Exchange Traded Fund (cost $621,779)		621,279

Limited Partnership – 0.18%
*Brookfield Infrastructure Partners	59,100	1,063,800
Total Limited Partnership (cost $1,123,157)		1,063,800

Preferred Stock – 0.51%
Industrials – 0.01%
P@=Port Townsend	222	54,066
		54,066
Leisure, Lodging & Entertainment – 0.07%
Red Lion Hotels Capital Trust 9.50%	17,479	410,931
		410,931
Real Estate – 0.43%
W2007 Grace Acquisitions 8.75%	21,700	151,900
*SL Green Realty 7.625%	108,900	2,420,847
		2,572,747
Total Preferred Stock (cost $3,961,583)		3,037,744

Residual Interest Trust Certificate – 0.01%
@w#Auction Pass Through Trust 2007-6 144A	1,000,000	60,000
Total Residual Interest Trust Certificate (cost $1,088,378)		60,000

Warrants– 0.00%
P@=†Port Townsend	222	2
†#Solutia 144A, exercise price $7.59, expiration date 7/15/09	12	0
Total Warrants (cost $6,349)		2

	Principal
	Amount
Repurchase Agreements** – 4.92%
Bank of America 1.97%, dated 8/29/08, to be
repurchased on 9/2/08, repurchase price $4,660,020
(collateralized by U.S. Government obligations,
4.75% 12/31/08; with market value $4,754,687)	$4,659,000	4,659,000
BNP Paribas 2.00%, dated 8/29/08, to be
repurchased on 9/2/08, repurchase price $24,613,468
(collateralized by U.S. Government obligations, 3.875%,
5/15/09 - 7/2/09; with market value $25,139,620)	24,608,000	24,608,000
Total Repurchase Agreements (cost $29,267,000)		29,267,000

Total Value of Securities Before Securities Lending Collateral – 98.97%
(cost $663,211,951)		588,503,940
	Number of
	Shares
Securities Lending Collateral*** – 10.46%
Investment Companies
Mellon GSL DBT II Collateral Fund	62,221,755	62,221,755
Total Securities Lending Collateral (cost $62,221,755)		62,221,755

Total Value of Securities – 109.43%
(cost $725,433,706)		650,725,695	©
Obligation to Return Securities Lending Collateral*** – (10.46%)		(62,221,755)
Receivables and Other Assets Net of Liabilities (See Notes) – 1.03%		6,138,276
Net Assets Applicable to 58,358,355 Shares Outstanding – 100.00%		$594,642,216

†Non income producing security.
‡Non income producing security. Security is currently in default.
•Variable rate security. The rate shown is the rate as of August 31, 2008.
fStep coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at August 31, 2008.
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
PRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At August 31, 2008, the aggregate amount of the restricted securities was $361,771 or 0.06% of the Fund's net assets. See Note 4 in "Notes."
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2008, the aggregate amount of Rule 144A securities was $60,658,034, which represented 10.20% of the Fund’s net assets. See Note 4 in "Notes."
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
@Illiquid security. At August 31, 2008, the aggregate amount of illiquid securities was $421,771, which represented 0.07% of the Fund’s net assets. See Note 4 in “Notes."
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At August 31, 2008, the aggregate amount of fair valued securities was $361,771, which represented 0.06% of the Fund’s net assets. See Note 1 in "Notes."
*Fully or partially on loan.
**See Note 1 in "Notes."
***See Note 3 in "Notes."
©Includes $70,385,757 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipts
PIK – Pay-in-kind
REIT – Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group® Equity Funds V - Delaware Dividend Income Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective May 30, 2008, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gains on investments, if any, annually.

2. Investments
At August 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$725,885,302
Aggregate unrealized appreciation	14,384,941
Aggregate unrealized depreciation	(89,544,548)
Net unrealized depreciation	$(75,159,607)

For federal income tax purposes, at November 30, 2007, capital loss carryforwards of $11,239,254 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $3,174,810 expires in 2009 and $8,064,444 expires in 2010. The use of these losses are subject to an annual limitation in accordance with the Internal Revenue Code.

Effective December 1, 2007, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of August 31, 2008:

Securities
Level 1	$390,312,875
Level 2	255,959,649
Level 3	4,453,171
Total	$650,725,695

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 11/30/2007	$698,921
Net change in unrealized
depreciation	(3,897,222)
Net purchases, sales, and settlements	4,884,934
Net transfers in and/or out of Level 3	2,766,538
Balance as of 8/31/08	$4,453,171

Net change in unrealized
depreciation from
Investments still held as of 8/31/08	$(697,760)

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At August 31, 2008, the value of securities on loan was $70,385,757, for which the Fund received collateral, comprised of non-cash collateral valued at $10,594,706, and cash collateral of $62,221,755. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BBB or lower by S&P and/or Baa or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended August 31, 2008. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

5. Subsequent Event
At August 31, 2008, Delaware Dividend Income Fund had direct exposure to investments with Lehman Brothers Holdings Inc. (Lehman) or Lehman’s affiliates. On September 15, 2008, Lehman filed for Chapter 11 bankruptcy protection.

With respect to direct exposure to Lehman, the Fund held securities valued at approximately 0.54% of net assets as of August 31, 2008. As of September 15, 2008, 0.00% of the Fund’s net assets were subject to direct exposure of Lehman or Lehman’s affiliates.

Schedule of Investments (Unaudited)

Delaware Small Cap Core Fund

August 31, 2008

	Number of
	Shares	Value
Common Stock – 97.34%
Basic Materials – 5.22%
Compass Minerals International	4,360	$302,017
Ferro	33,150	730,626
Hercules	22,890	493,280
†Horsehead Holding	35,500	295,360
†OM Group	13,920	516,432
†PolyOne	89,670	736,191
Rock-Tenn Class A	18,570	681,148
*†Rockwood Holdings	21,710	821,723
		4,576,777
Business Services – 6.42%
Administaff	20,340	557,316
American Ecology	14,200	460,932
†AMN Healthcare Services	43,690	830,110
†DynCorp International Class A	21,550	340,275
*Healthcare Services Group	35,275	687,157
†Huron Consulting Group	5,800	373,984
†Kforce	48,600	519,048
*McGrath RentCorp	18,700	532,950
†RiskMetrics Group	19,430	431,540
†TeleTech Holdings	17,700	272,934
†United Stationers	12,600	624,708
		5,630,954
Capital Goods – 8.36%
AAON	31,050	663,228
*Acuity Brands	12,160	529,082
*Applied Industrial Technologies	15,100	439,561
Barnes Group	21,530	519,304
†Chart Industries	17,050	787,368
†Columbus McKinnon	25,400	693,166
*Granite Construction	14,620	536,262
†Hexcel	27,960	581,009
†Kadant	16,250	381,063
†Perini	11,030	294,611
†Rofin-Sinar Technologies	20,100	812,441
Triumph Group	9,870	540,284
†URS	11,370	545,305
		7,322,684
Communication Services – 2.08%
*Alaska Communications Systems Group	50,750	533,890
†IPG Photonics	16,500	336,105
NTELOS Holdings	22,550	670,862
†Syniverse Holdings	17,050	282,860
		1,823,717
Consumer Discretionary – 5.73%
†Aeropostale	24,965	870,280
*†Fossil	19,550	584,936
*†J Crew Group	18,320	483,831
*†Jos A Bank Clothiers	25,100	652,349
*†Marvel Entertainment	14,330	485,357
Phillips-Van Heusen	13,970	531,698
*†True Religion Apparel	11,350	308,153
†ULTA Salon Cosmetics & Fragrance	26,900	292,672
†Warnaco Group Class A	15,770	813,259
		5,022,535
Consumer Services – 4.86%
*†AFC Enterprises	44,500	403,615
*†Bally Technologies	19,330	661,667
*†Buffalo Wild Wings	15,800	570,064

*CKE Restaurants	39,940	510,433
*DineEquity	14,290	283,799
†Jack in the Box	24,600	583,758
†Papa John's International	22,750	635,180
†WMS Industries	18,170	610,512
		4,259,028
Consumer Staples – 2.49%
Alberto-Culver	16,770	438,703
*Casey's General Stores	26,500	768,500
*†Chattem	9,300	652,116
Seaboard	250	324,250
		2,183,569
Credit Cyclicals – 0.46%
†Tenneco	27,760	405,574
		405,574
Energy – 6.77%
†Basic Energy Services	12,220	357,191
†Brigham Exploration	38,650	524,481
†Bristow Group	16,160	658,843
†Callon Petroleum	18,240	362,429
†Complete Production Services	26,270	776,279
†Exco Resources	15,940	422,091
†Grey Wolf	62,340	542,981
*Penn Virginia	14,270	944,388
*†PetroQuest Energy	49,560	916,364
†Warren Resources	38,000	429,020
		5,934,067
Financials – 12.02%
Aspen Insurance Holdings	32,120	870,451
*Bancfirst	11,350	546,389
City Holding	11,950	499,630
*Colonial BancGroup	71,770	453,586
Delphi Financial Group Class A	22,210	595,894
Dime Community Bancshares	28,800	472,896
*East West Bancorp	39,800	496,306
FBL Financial Group Class A	25,270	579,947
First Midwest Bancorp	15,850	354,723
First Niagara Financial Group	35,400	529,584
*Greenhill & Co	7,570	500,377
Harleysville Group	12,850	466,070
Horace Mann Educators	27,910	415,859
Max Capital Group	31,450	817,700
optionsXpress Holdings	24,100	555,987
†ProAssurance	11,190	603,141
RLI	14,230	795,599
*Trustmark	25,400	487,426
Waddell & Reed Financial Class A	15,410	496,202
		10,537,767
Health Care – 15.45%
*†Align Technology	41,150	536,596
†Alkermes	47,650	637,081
*†Bio-Rad Laboratories Class A	7,600	817,759
*†Celera	43,820	613,480
†Eurand	32,700	541,839
†Gen-Probe	5,800	346,550
†Healthways	20,200	384,810
†Kendle International	11,850	585,983
*†Medarex	57,200	422,136
*Mentor	12,480	308,006
*†Noven Pharmaceuticals	32,000	395,200
†Omrix Biopharmaceuticals	20,150	463,450
*†Onyx Pharmaceuticals	12,750	521,093
*†OSI Pharmaceuticals	11,750	593,375
*†Psychiatric Solutions	18,550	700,262
*Quality Systems	15,950	682,979
†Quidel	23,750	464,313
†Regeneron Pharmaceuticals	22,550	489,786
*†Res-Care	32,550	626,262
*†Sciele Pharma	26,500	510,655
†Sun Healthcare Group	42,400	728,855

†Techne	7,100	547,907
*†United Therapeutics	7,650	811,894
*Universal Health Services Class B	5,420	334,848
Vital Signs	6,450	476,333
		13,541,452
Media – 0.86%
National CineMedia	34,700	388,293
*†Scholastic	13,950	364,095
		752,388
Real Estate – 4.21%
Digital Realty Trust	11,630	533,468
*First Industrial Realty Trust	21,180	499,636
*Home Properties	12,650	667,288
*Pennsylvania Real Estate Investment Trust	21,400	424,790
Senior Housing Properties Trust	38,760	840,317
Sovran Self Storage	18,760	722,260
		3,687,759
Technology – 18.56%
*†Anixter International	11,080	817,814
*†Blackboard	15,600	623,376
*†DealerTrack Holdings	22,600	416,518
*†Digital River	13,600	595,000
†Dionex	7,550	492,185
†FARO Technologies	17,100	403,902
†Harris Stratex Networks Class A	45,950	430,092
*Heartland Payment Systems	19,960	450,298
†iGate	30,800	346,500
InfoGROUP	81,300	536,580
†Informatica	18,950	319,687
*†j2 Global Communications	25,000	616,750
†JDA Software Group	25,000	455,750
*†Kulicke & Soffa Industries	94,950	488,043
†Lawson Software	85,550	692,099
†Netgear	32,650	550,153
*†Nuance Communications	17,400	274,920
*†ON Semiconductor	51,650	489,126
†Progress Software	22,200	648,462
*†Sapient	48,800	452,376
*†SAVVIS	31,750	504,190
*†Secure Computing	69,200	296,176
†SPSS	9,700	306,326
†Sykes Enterprises	16,950	341,373
*†Synaptics	13,350	698,738
*†Synchronoss Technolgies	24,490	310,043
†Tekelec	38,850	637,529
United Online	48,650	512,285
†Universal Electronics	25,300	663,365
†ValueClick	25,650	330,629
†ViaSat	24,900	653,127
†Virtusa	31,177	227,904
†Wind River Systems	62,500	690,624
		16,271,940
Transportation – 1.20%
†HUB Group	19,100	762,854
†TBS International Class A	9,950	287,655
		1,050,509
Utilities – 2.65%
Black Hills	25,280	854,716
Cleco	32,380	816,300
*Otter Tail	16,350	649,259
		2,320,275
Total Common Stock (cost $89,349,916)		85,320,995
	Principal
	Amount
Repurchase Agreements** – 2.97%
Bank of America 1.97%, dated 8/29/08, to be
repurchased on 9/2/08, repurchase price $413,791
(collateralized by U.S. Government obligations,
4.75% 12/31/08; with market value $422,231)	$413,700	413,700

BNP Paribas 2.00%, dated 8/29/08, to be
repurchased on 9/2/08, repurchase price $2,185,786
(collateralized by U.S. Government obligations, 3.875%,
5/15/09 - 7/2/09; with market value $2,232,476)	2,185,300	2,185,300
Total Repurchase Agreements (cost $2,599,000)		2,599,000

Total Value of Securities Before Securities Lending Collateral – 100.31%
(cost $91,948,916)		87,919,995
	Number of
	Shares
Securities Lending Collateral*** – 19.74%
Investment Companies
Mellon GSL DBT II Collateral Fund	17,303,312	17,303,312
Total Securities Lending Collateral (cost $17,303,312)		17,303,312

Total Value of Securities – 120.05%
(cost $109,252,228)		105,223,307 ©
Obligation to Return Securities Lending Collateral*** – (19.74%)		(17,303,312)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.31%)		(268,982)
Net Assets Applicable to 8,109,935 Shares Outstanding – 100.00%		$87,651,013

†Non income producing security.
*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 3 in "Notes."
©Includes $17,912,998 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group® Equity Funds V - Delaware Small Cap Core Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective May 30, 2008, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At August 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$109,844,414
Aggregate unrealized appreciation	$5,989,089
Aggregate unrealized depreciation	(10,610,196)
Net unrealized depreciation	$(4,621,107)

Effective December 1, 2007, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of August 31, 2008:

Securities
Level 1	$105,223,307
Level 2	-
Level 3	-
Total	$105,223,307

There were no Level 3 securities at the beginning or end of the period.

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At August 31, 2008, the value of the securities on loan was $17,912,998, for which the Fund received collateral, comprised of non-cash collateral valued at $1,315,755, and cash collateral of $17,303,312. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral".

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended February 29, 2008. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of August 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Small Cap Value Fund

August 31, 2008

	Number of
	Shares	Value
Common Stock – 94.82%
Basic Industry – 9.79%
*AbitibiBowater	143,064	$941,361
Albemarle	181,700	7,220,758
Arch Coal	66,400	3,601,536
†Crown Holdings	273,900	7,597,986
Cytec Industries	104,700	5,318,760
FMC	131,100	9,641,094
Hercules	146,100	3,148,455
Kaiser Aluminum	60,200	3,254,412
*Texas Industries	64,900	3,418,283
*Valspar	173,300	4,100,278
		48,242,923
Business Services – 3.08%
Brink's	132,900	9,273,762
*†United Stationers	118,959	5,897,987
		15,171,749
Capital Spending – 10.37%
*Actuant Class A	251,700	7,941,135
†Casella Waste Systems	119,700	1,593,207
†Colfax	38,700	951,633
†Gardner Denver	126,300	5,701,182
Harsco	107,100	5,637,744
*Insteel Industries	182,600	3,122,460
*Mueller Water Products Class B	164,588	1,708,423
*Regal Beloit	73,100	3,432,045
Timken	146,100	4,721,952
*Wabtec	55,700	3,290,199
Walter Industries	138,300	12,972,540
		51,072,520
Consumer Cyclical – 1.21%
*MDC Holdings	143,900	5,964,655
		5,964,655
Consumer Services – 13.25%
Advance Auto Parts	104,000	4,476,160
AH Belo Class A	40,740	197,589
*Belo Class A	334,400	2,451,152
*Cato Class A	300,800	5,297,088
*†CEC Entertainment	139,900	4,792,974
†Dollar Tree Stores	209,200	8,024,912
*†Genesco	94,500	3,459,645
*†Jack in the Box	146,700	3,481,191
*Men's Wearhouse	141,300	3,094,470
*Meredith	60,800	1,725,504
*PETsMART	156,400	4,218,108
*Ross Stores	175,300	7,048,813
*Stage Stores	230,150	3,663,988
*†Warnaco Group	66,400	3,424,248
Wolverine World Wide	138,150	3,637,490
*†Zale	228,900	6,251,259
		65,244,591
Consumer Staples – 1.56%
American Greetings Class A	193,400	3,109,872
*Del Monte Foods	537,000	4,575,240
		7,685,112
Energy – 7.20%
*†Grey Wolf	581,600	5,065,736
*†Hercules Offshore	148,776	3,283,486

†Newfield Exploration	171,700	7,764,274
*Southwest Gas	182,100	5,526,735
†Whiting Petroleum	143,500	13,810,440
		35,450,671
Financial Services – 19.73%
*Bank of Hawaii	178,100	9,417,928
Berkley (W.R.)	261,800	6,168,008
*Boston Private Financial Holdings	281,800	2,519,292
*Colonial BancGroup	481,100	3,040,552
*Community Bank System	72,300	1,633,980
*CVB Financial	153,200	1,646,900
*East West Bancorp	303,900	3,789,633
*First Midwest Bancorp	164,800	3,688,224
*Hancock Holding	117,800	5,778,090
*Harleysville Group	154,700	5,610,969
*Independent Bank	120,000	3,319,200
*Infinity Property & Casualty	131,500	6,114,750
*NBT Bancorp	150,100	3,766,009
Platinum Underwriters Holdings	244,400	8,835,060
*Protective Life	148,400	5,385,436
*Provident Bankshares	218,900	1,694,286
S&T Bancorp	57,300	1,922,988
*Selective Insurance Group	365,800	8,830,412
*StanCorp Financial Group	101,700	4,984,317
*Sterling Bancshares	462,800	4,553,952
*Sterling Financial	293,468	2,990,439
*WesBanco	60,700	1,504,146
		97,194,571
Health Care – 4.63%
*Service Corp International	562,100	5,739,041
*STERIS	299,200	11,001,584
*Universal Health Services Class B	98,400	6,079,152
		22,819,777
Real Estate – 4.59%
*Ashford Hospitality Trust	360,400	1,636,216
Brandywine Realty Trust	292,937	5,097,104
*Education Realty Trust	203,400	2,229,264
*Highwoods Properties	165,600	6,006,312
*Washington Real Estate Investment Trust	215,800	7,628,530
		22,597,426
Technology – 14.07%
*†Bell Microproducts	311,200	684,640
†Brocade Communications Systems	351,200	2,605,904
†Checkpoint Systems	162,700	3,463,883
†Cirrus Logic	703,700	4,369,977
†Compuware	861,500	9,846,945
†Entegris	417,600	2,572,416
*†Parametric Technology	443,000	8,895,440
*†Premiere Global Services	285,150	4,311,468
*QAD	218,000	1,434,440
*†Sybase	227,100	7,814,511
*†Sykes Enterprises	145,900	2,938,426
†Syniverse Holdings	242,700	4,026,393
†Synopsys	284,800	6,131,744
†Tech Data	159,700	5,452,158
†Vishay Intertechnology	534,800	4,754,372
		69,302,717
Transportation – 2.87%
Alexander & Baldwin	164,800	7,371,504
†Kirby	98,800	4,524,052
†Saia	115,200	2,221,056
		14,116,612
Utilities – 2.47%
*Black Hills	73,500	2,485,035
†El Paso Electric	253,000	5,386,370
*FairPoint Communications	125,700	1,112,445
*Otter Tail	80,400	3,192,684
		12,176,534
Total Common Stock (cost $396,616,891)		467,039,858

	Principal
	Amount
Repurchase Agreements** – 5.01%
Bank of America 1.97%, dated 8/29/08, to be
repurchased on 9/2/08, repurchase price $3,930,860
(collateralized by U.S. Government obligations,
4.75% 12/31/08; with market value $4,010,625)	$3,930,000	3,930,000

BNP Paribas 2.00%, dated 8/29/08, to be
repurchased on 9/2/08, repurchase price $20,761,613
(collateralized by U.S. Government obligations, 3.875%,
5/15/09 - 7/2/09; with market value $21,205,514)	20,757,000	20,757,000
Total Repurchase Agreements (cost $24,687,000)		24,687,000

Total Value of Securities Before Securities Lending Collateral – 99.83%
(cost $421,303,891)		491,726,858
	Number of
	Shares
Securities Lending Collateral*** – 20.31%
Investment Companies
Mellon GSL DBT II Collateral Fund	100,035,179	100,035,179
Total Securities Lending Collateral (cost $100,035,179)		100,035,179

Total Value of Securities – 120.14%
(cost $521,339,070)		591,762,037	©

Obligation to Return Securities Lending Collateral*** – (20.31%)		(100,035,179)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.17%		856,562
Net Assets Applicable to 15,277,228 Shares Outstanding – 100.00%		$ 492,583,420

†Non income producing security.
*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 3 in "Notes."
©Includes $98,322,452 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group® Equity Funds V - Delaware Small Cap Value Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective May 30, 2008, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At August 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$521,622,699
Aggregate unrealized appreciation	$130,028,796
Aggregate unrealized depreciation	(59,889,458)
Net unrealized appreciation	$ 70,139,338

Effective December 1, 2007, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of August 31, 2008:

Securities
Level 1	$591,762,037
Level 2	-
Level 3	-
Total	$591,762,037

There were no Level 3 securities at the beginning or end of the period.

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At August 31, 2008, the value of the securities on loan was $98,322,452, for which the Fund received collateral, comprised of non-cash collateral valued at $2,525,144, and cash collateral of $100,035,179. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral".

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended August 31, 2008. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of August 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: